Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2019
Disclosure Of financial risk management objectives and policies
Financial risk management objectives and policies

27 Financial risk management objectives and policies

The Group’s principal financial instruments, other than derivatives, comprise bank overdrafts, lease liabilities, loans, current and non-current investments, cash and short-term deposits. The main purpose of these financial instruments is to manage the Group’s funding and liquidity requirements. The Group has other financial assets and liabilities such as trade receivables and trade payables, which arise directly from its operations.

The principal financial risks to which the Group is exposed are those of liquidity, interest rate, foreign currency and credit. Each of these is managed in accordance with Board-approved policies. These policies are set out below.

Hedge accounting

The Group uses foreign currency borrowings, foreign currency forwards and swaps, currency options, interest rate swaps and cross-currency interest rate swaps for the purpose of hedging its foreign currency and interest rate risks. The Group may designate certain financial instruments as fair value hedges, cash flow hedges or net investment hedges in accordance with IFRS 9. Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument. Sources of hedge effectiveness will depend on the hedge relationship designation but may include:

>	a significant change in the credit risk of either party to the hedging relationship
>	a timing mismatch between the hedging instrument and the hedged item
>	movements in foreign currency basis spread for derivatives in a fair value hedge
>	a significant change in the value of the foreign currency denominated net assets of the Group in a net investment hedge.

The hedge ratio for each designation will be established by comparing the quantity of the hedging instrument and the quantity of the hedged item to determine their relative weighting; for all of the Group’s existing hedge relationships the hedge ratio has been determined as 1:1. Designated hedges are expected to be effective and therefore the impact of ineffectiveness on profit is not expected to be material. The accounting treatment for fair value hedges and debt designated as fair value through profit or loss is disclosed in the Group Accounting Policies section from page 172.

The following table represents the Group’s continuing designated hedge relationships under IFRS 9.

2017

			Other comprehensive income
					Fair value
					loss
			Opening	Fair value	recycled	Closing
	Nominal		balance	(gain)/loss	to the	balance			Average
	amounts	Carrying	1 January	deferred	income	31 December	Average	Average	pay
	in local	value	2017	to OCI	statement	2017	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Fair value hedge – foreign currency and interest rate risk
Cross currency interest rate swap – Euro bond	EUR 300m	31	–	–	–	–	2021	1.09	USD LIBOR + 1.27%
Cash flow hedges – foreign currency and interest rate risk
Cross currency interest rate swaps – Euro bonds	EUR 2,200m	197	(80)	(311)	315	(76)	2025	1.14	USD 2.69%
Net investment hedge – foreign exchange risk
Transactions matured pre 2017		–	(338)	–	–	(338)	–	–	–
Cross currency interest rate swap – JPY investment	JPY 58.5bn	223	(242)	19	–	(223)	2019	78.01	JPY 0.35%
Cross currency interest rate swap – CNY investment	CNY 458m	(4)	(7)	11	–	4	2026	6.68	CNY 4.80%
Cross currency interest rate swap – CNY investment	CNY 919m	12	(29)	17	–	(12)	2018	6.09	CNY 3.12%
Foreign currency borrowing – GBP investment	GBP 350m	(468)	(281)	41	–	(240)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment	EUR 450m	(586)	–	65	–	65	2021	n/a	EUR 0.88%
Contingent consideration liabilities – AZUK and AZAB USD investments	USD 6,379m	(6,379)	1,850	(611)	–	1,239	–	–	–

2018

			Other comprehensive income
					Fair value
					(gain)
			Opening	Fair value	recycled	Closing
	Nominal		balance	loss(gain)	to the	balance			Average
	amounts	Carrying	1 January	deferred	income	31 December	Average	Average	pay
	in local	value	2018	to OCI	statement	2018	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Fair value hedge – foreign currency and interest rate risk[1]
Cross currency interest rate swap – Euro bond	EUR 300m	16	–	–	–	–	2021	1.09	USD LIBOR + 1.27%
Cash flow hedges – foreign currency and interest rate risk[2,4]
Cross currency interest rate swaps – Euro bonds	EUR 2,200m	101	(76)	95	(111)	(92)	2025	1.14	USD 2.69%
Net investment hedge – foreign exchange risk[3,4]
Transactions matured pre 2018		–	(338)	–	–	(338)	–	–	–
Cross currency interest rate swap – JPY investment	JPY 58.5bn	213	(223)	10	–	(213)	2019	78.01	JPY 0.35%
Cross currency interest rate swap – CNY investment	CNY 458m	(4)	4	–	–	4	2026	6.68	CNY 4.80%
Cross currency interest rate swap – CNY investment	CNY 919m	–	(12)	(6)	–	(18)	2018	6.09	CNY 3.12%
Foreign currency borrowing – GBP investment	GBP 350m	(443)	(240)	(25)	–	(265)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment	EUR 450m	(508)	65	(21)	–	44	2021	n/a	EUR 0.88%
Contingent consideration liabilities – AZUK and AZAB USD investments	USD 6,015m	(6,015)	1,239	566	–	1,805	–	–	–

2019

			Other comprehensive income
					Fair value
					(gain)
			Opening	Fair value	recycled	Closing
	Nominal		balance	loss/(gain)	to the	balance			Average
	amounts	Carrying	1 January	deferred	income	31 December	Average	Average	pay
	in local	value	2019	to OCI	statement	2019	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Fair value hedge – foreign currency and interest rate risk[1]
Cross currency interest rate swap – Euro bond	EUR 300m	10	–	–	–	–	2021	1.09	USD LIBOR + 1.27%
Cash flow hedges – foreign currency and interest rate risk[2,4]
Cross currency interest rate swaps – Euro bonds	EUR 2,200m	(13)	(92)	114	(52)	(30)	2025	1.14	USD 2.69%
Net investment hedge – foreign exchange risk[3,4]
Transactions matured pre 2019		–	(356)	–	–	(356)	–	–	–
Cross currency interest rate swap – JPY investment[5]	JPY 58.5bn	–	(213)	4	–	(209)	2019	78.01	JPY 0.35%
Cross currency interest rate swap – JPY investment	JPY 58.3bn	4	–	(4)	–	(4)	2029	108.03	JPY 1.53%
Cross currency interest rate swap – CNY investment	CNY 458m	(1)	4	(3)	–	1	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350m	(457)	(265)	14	–	(251)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment	EUR 450m	(498)	44	(10)	–	34	2021	n/a	EUR 0.88%
Contingent consideration liabilities – AZUK and AZAB USD investments	USD 5,583m	(5,583)	1,805	248	–	2,053	–	–	–
1.	Hedge ineffectiveness recognised on swaps designated in a fair value hedge during the period was a gain of $3m (2018: loss of $3m).
2.	Hedge ineffectiveness recognised on swaps designated in a cash flow hedge during the period was $nil (2018: $nil).
3.	Hedge ineffectiveness recognised on swaps designated in a net investment hedge during the period was $nil (2018: $nil).
4.	Fair value movements on cross currency interest rate swaps in cash flow hedge and net investment hedge relationships are shown inclusive of the impact of costs of hedging.
5.

In September 2019, the maturity of our JPY 58.5bn cross currency interest rate swap resulted in a net cash inflow of $209m. The cash flow associated with the settlement has been reflected in cash flows from investing activities within the Consolidated Statement of Cash Flows on page 171, as its primary purpose was to hedge the translation foreign exchange risk arising on the consolidation of the Group’s net investment in Japan.

Key controls applied to transactions in derivative financial instruments are: to use only instruments where good market liquidity exists, to revalue all financial instruments regularly using current market rates and to sell options only to offset previously purchased options or as part of a risk management strategy. The Group is not a net seller of options, and does not use derivative financial instruments for speculative purposes.

Capital management

The capital structure of the Group consists of shareholders’ equity (Note 24), debt (Note 19), other current investments (Note 12) and cash (Note 17). For the foreseeable future, the Board will maintain a capital structure that supports the Group’s strategic objectives through:

>	managing funding and liquidity risk
>	optimising shareholder return
>	maintaining a strong, investment-grade credit rating.

The Group utilises factoring arrangements for selected trade receivables. These factoring arrangements qualify for full derecognition of the associated trade receivables under IFRS 9. Amounts due, on invoices that have not been factored at year end, from customers that are subject to factoring arrangements are disclosed in Note 16.

Funding and liquidity risk are reviewed regularly by the Board and managed in accordance with policies described below.

The Board’s distribution policy comprises a regular cash dividend and, subject to business needs, a share repurchase component. The Board regularly reviews its shareholders’ return strategy, and, in 2012, decided to suspend share repurchases in order to retain strategic flexibility.

The Group’s net debt position (loans and borrowings net of Cash and cash equivalents, other investments and derivative financial instruments) has decreased from a net debt position of $13,003m at the beginning of the year to a net debt position of $11,904m at 31 December 2019.

Liquidity risk

The Board reviews the Group’s ongoing liquidity risks annually as part of the planning process and on an ad hoc basis. The Board considers short-term requirements against available sources of funding, taking into account forecast cash flows. The Group manages liquidity risk by maintaining access to a number of sources of funding which are sufficient to meet anticipated funding requirements. Specifically, the Group uses US commercial paper, bank loans, committed bank facilities and cash resources to manage short-term liquidity and manages long-term liquidity by raising funds through the capital markets. The Group is assigned short-term credit ratings of P-2 by Moody’s and A-2 by Standard and Poor’s. The Group’s long-term credit rating is A3 stable outlook by Moody’s and BBB+ stable outlook by Standard and Poor’s.

In addition to Cash and cash equivalents of $5,369m, short-term fixed income investments of $811m, fixed deposits of $38m, less overdrafts of $146m at 31 December 2019, the Group has committed bank facilities of $4,125m available to manage liquidity. Of the total $4,125m of committed facilities, $3,375m mature in April 2022, $250m mature in December 2020 and $500m mature in November 2020 but have a one-year extension option, exercisable by the Group. All were undrawn at 31 December 2019. The Group regularly monitors the credit standing of the banking group and currently does not anticipate any issue with drawing on the committed facilities should this be necessary. Advances under these facilities bear an interest rate per annum based on LIBOR (or other relevant benchmark rate) plus a margin. The facility agreements contain no financial covenants. On 10 January 2019, the Company entered into a floating rate $500m committed bank loan agreement, which was drawn in full on 4 February 2019. The loan was fully repaid in April, following the Group’s $3,490m equity issuance.

At 31 December 2019, the Group has issued $3,741m under a Euro Medium Term Note programme and $13,568m under a SEC-registered programme. The funds made available under these facility agreements may be used for the general corporate purposes of the Group.

The maturity profile of the anticipated future contractual cash flows including interest in relation to the Group’s financial liabilities, on an undiscounted basis and which, therefore, differs from both the carrying value and fair value, is as follows:

	Bank					Total	Derivative		Derivative		Total
	overdrafts				Trade	non-derivative	financial		financial		derivative
	and other		Finance		and other	financial	instruments		instruments		financial
	loans	Bonds	leases	[1]	payables	instruments	receivable	[2]	payable	[2]	instruments	2	Total
	$m	$m	$m		$m	$m	$m		$m		$m		$m
Within one year	859	1,985	5		11,840	14,689	(6,996)		7,020		24		14,713
In one to two years	–	1,564	–		1,976	3,540	(803)		601		(202)		3,338
In two to three years	–	2,144	–		1,586	3,730	(39)		80		41		3,771
In three to four years	16	2,000	–		3,240	5,256	(994)		971		(23)		5,233
In four to five years	–	1,736	–		1,112	2,848	(34)		59		25		2,873
In more than five years	–	15,575	–		2,808	18,383	(2,198)		2,217		19		18,402
	875	25,004	5		22,562	48,446	(11,064)		10,948		(116)		48,330
Effect of interest	(14)	(7,969)	–		–	(7,983)	286		(720)		(434)		(8,417)
Effect of discounting, fair values and issue costs	–	(94)	–		(3,081)	(3,175)	9		37		46		(3,129)
31 December 2017	861	16,941	5		19,481	37,288	(10,769)		10,265		(504)		36,784

	Bank					Total	Derivative		Derivative		Total
	overdrafts				Trade	non-derivative	financial		financial		derivative
	and other		Finance		and other	financial	instruments		instruments		financial
	loans	Bonds	leases	[1]	payables	instruments	receivable	[2]	payable	[2]	instruments	[2]	Total
	$m	$m	$m		$m	$m	$m		$m		$m		$m
Within one year	774	1,629	–		13,029	15,432	(10,368)		10,171		(197)		15,235
In one to two years	7	2,210	–		1,688	3,905	(35)		82		47		3,952
In two to three years	14	2,002	–		833	2,849	(950)		974		24		2,873
In three to four years	–	1,813	–		3,340	5,153	(30)		58		28		5,181
In four to five years	–	2,069	–		776	2,845	(30)		58		28		2,873
In more than five years	–	17,405	–		2,084	19,489	(2,084)		2,154		70		19,559
	795	27,128	–		21,750	49,673	(13,497)		13,497		–		49,673
Effect of interest	(2)	(8,669)	–		–	(8,671)	251		(509)		(258)		(8,929)
Effect of discounting, fair values and issue costs	(17)	(122)	–		(2,139)	(2,278)	(9)		(117)		(126)		(2,404)
31 December 2018	776	18,337	–		19,611	38,724	(13,255)		12,871		(384)		38,340

	Bank					Total	Derivative	Derivative		Total
	overdrafts				Trade	non-derivative	financial	financial		derivative
	and other		Lease		and other	financial	instruments	instruments		financial
	loans	Bonds	liability	[1]	payables	instruments	receivable	payable	[2]	instruments	Total
	$m	$m	$m		$m	$m	$m	$m		$m	$m
Within one year	234	2,207	205		14,054	16,700	(11,956)	11,985		29	16,729
In one to two years	14	1,970	158		1,769	3,911	(955)	976		21	3,932
In two to three years	–	1,810	117		1,811	3,738	(54)	67		13	3,751
In three to four years	–	2,068	79		1,592	3,739	(54)	67		13	3,752
In four to five years	–	1,479	50		1,652	3,181	(1,051)	1,079		28	3,209
In more than five years	–	15,906	128		1,052	17,086	(1,648)	1,654		6	17,092
	248	25,440	737		21,930	48,355	(15,718)	15,828		110	48,465
Effect of interest	(1)	(8,038)	–		–	(8,039)	409	(488)		(79)	(8,118)
Effect of discounting, fair values and issue costs	(3)	(94)	(62)		(1,619)	(1,778)	(20)	(54)		(74)	(1,852)
31 December 2019	244	17,308	675		20,311	38,538	(15,329)	15,286		(43)	38,495
1.	Comparative figures relate to Finance leases recognised under IAS 17.
2.

The maturity profile table has been amended in 2019 to show gross derivative flows and to include all derivatives shown in Note 13 on page 195. In previous periods the table separately disclosed the net cash flows on interest rate swaps and cross-currency swaps. Other derivative instruments amounting to $18m in 2018 and $5m in 2017 were not included in the table.

Where interest payments are on a floating rate basis, it is assumed that rates will remain unchanged from the last business day of each year ended 31 December.

It is not expected that the cash flows in the maturity profile could occur significantly earlier or at significantly different amounts, with the exception of $4,139m of contingent consideration held within Trade and other payables (see Note 20).

Market risk

Interest rate risk

The Group maintains a mix of fixed and floating rate debt. The portion of fixed rate debt was approved by the Board and any variation requires Board approval.

A significant portion of the long-term debt is held at fixed rates of interest. The Group uses interest rate swaps and forward rate agreements to manage this mix.

At 31 December 2019, the Group held interest rate swaps with a notional value of $288m, converting the 7% guaranteed debentures payable in 2023 to floating rates. No new interest rate swaps were entered into during 2019. At 31 December 2019, swaps with a notional value of $288m related to debt designated as fair value through profit or loss.

The majority of surplus cash is currently invested in US dollar liquidity funds, fully collateralised repurchase arrangements and investment-grade fixed income securities.

The interest rate profile of the Group’s interest-bearing financial instruments are set out below. In the case of current and non-current financial liabilities, the classification includes the impact of interest rate swaps which convert the debt to floating rate.

			2019			2018			2017
	Fixed rate	Floating rate	Total	Fixed rate	Floating rate	Total	Fixed rate	Floating rate	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial liabilities
Interest-bearing loans and borrowings
Current	1,785	225	2,010	999	755	1,754	404	1,843	2,247
Non-current	14,893	1,324	16,217	16,038	1,321	17,359	14,608	952	15,560
Total	16,678	1,549	18,227	17,037	2,076	19,113	15,012	2,795	17,807
Financial assets
Fixed deposits	38	–	38	40	–	40	–	80	80
Cash and cash equivalents	–	5,369	5,369	–	4,831	4,831	–	3,324	3,324
Total	38	5,369	5,407	40	4,831	4,871	–	3,404	3,404

In addition to the financial assets above, there are $6,765m (2018: $6,195m; 2017: $6,366m) of other current and non-current asset investments and other financial assets. Of these, $111m receive floating rate interest (2018: $nil; 2017: $nil). No interest is charged on the remaining $6,654m.

The Group is also exposed to market risk on equity securities, which represent non-controlling interests in third-party biotech companies.

	2019	2018	2017
	$m	$m	$m
Equity securities at fair value through Other comprehensive income (Note 12)	1,339	833	–
Equity securities available for sale (Note 12)	–	–	933
Total	1,339	833	933

Foreign currency risk

The US dollar is the Group’s most significant currency. As a consequence, the Group results are presented in US dollars and exposures are managed against US dollars accordingly.

Translational

Approximately 67% of Group external sales in 2019 were denominated in currencies other than the US dollar, while a significant proportion of manufacturing, and research and development costs were denominated in pounds sterling and Swedish krona. Surplus cash generated by business units is substantially converted to, and held centrally in, US dollars. As a result, operating profit and total cash flow in US dollars will be affected by movements in exchange rates.

This currency exposure is managed centrally, based on forecast cash flows. The impact of movements in exchange rates is mitigated significantly by the correlations which exist between the major currencies to which the Group is exposed and the US dollar. Monitoring of currency exposures and correlations is undertaken on a regular basis and hedging is subject to pre-execution approval.

As at 31 December 2019, before impact of derivatives, 3% of interest-bearing loans and borrowings were denominated in pounds sterling and 18% were denominated in euros. Where there is non-US dollar debt and an underlying net investment of that amount in the same currency, the Group applies net investment hedging. Exchange differences on the retranslation of debt designated as net investment hedges are recognised in Other comprehensive income to the extent that the hedge is effective. Any ineffectiveness is taken to profit.

The Group holds cross-currency swaps to hedge against the impact of fluctuations in foreign exchange rates. Fair value movements on the revaluation of the cross-currency swaps are recognised in Other comprehensive income to the extent that the hedge is effective, with any ineffectiveness taken to profit.

Foreign currency risk arises when the Group has inter-company funding and investments in certain subsidiaries operating in countries with exchange controls or where there is risk of significant future currency devaluation. One indicator of potential foreign currency risk is where a country is officially designated as hyperinflationary. As at 31 December 2019, the Group operates in two countries designated as hyperinflationary, being Argentina and Venezuela.

The foreign exchange risk to the Group from Argentina and Venezuela has been assessed and deemed to be immaterial.

Transactional

The Group aims to hedge all its forecast major transactional currency exposures on working capital balances, which typically extend for up to three months. Where practicable, these are hedged using forward foreign exchange. In addition, the Group’s external dividend, which is paid principally in pounds sterling and Swedish krona, is fully hedged from announcement to payment date. Foreign exchange gains and losses on forward contracts transacted for transactional hedging are taken to profit.

Sensitivity analysis

The sensitivity analysis set out overleaf summarises the sensitivity of the market value of our financial instruments to hypothetical changes in market rates and prices. The range of variables chosen for the sensitivity analysis reflects our view of changes which are reasonably possible over a one-year period. Market values are the present value of future cash flows based on market rates and prices at the valuation date. For long-term debt, an increase in interest rates results in a decline in the fair value of debt.

The sensitivity analysis assumes an instantaneous 100 basis point change in interest rates in all currencies from their levels at 31 December 2019, with all other variables held constant. Based on the composition of our long-term debt portfolio as at 31 December 2019, a 1% increase in interest rates would result in an additional $15m in interest expense being incurred per year. The exchange rate sensitivity analysis assumes an instantaneous 10% change in foreign currency exchange rates from their levels at 31 December 2019, with all other variables held constant. The +10% case assumes a 10% strengthening of the US dollar against all other currencies and the -10% case assumes a 10% weakening of the US dollar.

Each incremental 10% movement in foreign currency exchange rates would have approximately the same effect as the initial 10% detailed in the table below and each incremental 1% change in interest rates would have approximately the same effect as the 1% detailed in the table below.

		Interest rates		Exchange rates
31 December 2017	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,329	(1,293)	198	(198)
Impact on profit: (loss)/gain ($m)	–	–	(123)	123
Impact on equity: gain/(loss) ($m)	–	–	321	(321)

		Interest rates		Exchange rates
31 December 2018	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,130	(1,267)	(146)	161
Impact on profit: (loss)/gain ($m)	–	–	(299)	348
Impact on equity: gain/(loss) ($m)	–	–	153	(187)

		Interest rates		Exchange rates
31 December 2019	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,417	(1,521)	(4)	(36)
Impact on profit: (loss)/gain ($m)	–	–	(174)	172
Impact on equity: gain/(loss) ($m)	–	–	170	(208)

In 2018 the Group changed the method for assessing a 10% change in foreign currency exchange rates. In 2017 the sensitivity was calculated as 10% of year end exposure. The sensitivity is now calculated by dividing the non-USD balances by adjusted foreign rates. This does not have a material impact on results but has resulted in the weakening and strengthening values no longer being symmetrical. There have been no other changes in the methods and assumptions used in preparing the sensitivity analysis.

Credit risk

The Group is exposed to credit risk on financial assets, such as cash investments, derivative instruments, and Trade and other receivables. The Group is also exposed in its Net asset position to its own credit risk in respect of the 2023 debentures which are accounted for at fair value through profit or loss. Under IFRS 9, the Group records the effect of the losses and gains, arising from own credit risk, on the fair value of bonds designated at fair value through profit or loss in Other comprehensive income.

Financial counterparty credit risk

The majority of the AstraZeneca Group’s cash is centralised within the Group treasury entity and is subject to counterparty risk on the principal invested. The level of the Group’s cash investments and hence credit risk will depend on the cash flow generated by the Group and the timing of the use of that cash. The credit risk is mitigated through a policy of prioritising security and liquidity over return, and, as such, cash is only invested in high credit quality investments. Counterparty limits are set according to the assessed risk of each counterparty and exposures are monitored against these limits on a regular basis.

The Group’s principal financial counterparty credit risks at 31 December 2019 were as follows:

Current assets

	2019	2018	2017
	$m	$m	$m
Cash at bank and in hand	755	893	784
Money market liquidity fund	4,110	3,435	1,150
Collateralised repurchase agreement	400	400	1,150
Other short-term cash equivalents	104	103	240
Total Cash and cash equivalents (Note 17)	5,369	4,831	3,324
Fixed income securities at fair value through profit and loss (Note 12)	811	809	–
Fixed income securities available for sale (Note 12)	–	–	1,150
Fixed deposits (Note 12)	38	40	80
Total derivative financial instruments (Note 13)	36	258	28
Current assets subject to credit risk	6,254	5,938	4,582

Non-current assets

	2019	2018	2017
	$m	$m	$m
Fixed income securities at fair value through profit and loss (Note 12)	62	–	–
Derivative financial instruments (Note 13)	61	157	504
Non-current assets subject to credit risk	123	157	504

The Group may hold significant cash balances as part of its normal operations, with the amount of cash held at any point reflecting the level of cash flow generated by the business and the timing of the use of that cash. The majority of excess cash is centralised within the Group treasury entity and is subject to counterparty risk on the principal invested. This risk is mitigated through a policy of prioritising security and liquidity over return, and, as such, cash is only invested in high credit-quality investments. Counterparty limits are set according to the assessed risk of each counterparty and exposures are monitored against these limits on a regular basis. The majority of the Group’s cash is invested in US dollar AAA-rated liquidity funds, fully collateralised repurchase agreements and short-term bank deposits.

The money market liquidity fund portfolios are managed by five external third-party fund managers to maintain an AAA rating. The Group’s investments represent no more than 10% of each overall fund value. There were no other significant concentrations of financial credit risk at the reporting date.

The short-term repurchase agreements are fully collateralised investments. The collateral is fixed income in nature and is held by a third-party custodian and represents approximately 106% of the value of the cash deposited. The minimum long-term credit rating of the collateral is BBB minus. In the event of any default, ownership of the collateral would revert to the Group, and would be readily convertible to cash. The value of the cash deposited in repurchase agreements at 31 December 2019 was $401m (2018: $403m; 2017: $1,151m).

The fixed income securities are managed by four external third-party fund managers. The long-term rating of these securities was BBB minus or better.

All financial derivatives are transacted with commercial banks, in line with standard market practice. The Group has agreements with some bank counterparties whereby the parties agree to post cash collateral, for the benefit of the other, equivalent to the market valuation of the derivative positions above a predetermined threshold. The carrying value of such cash collateral held by the Group at 31 December 2019 was $71m (2018: $384m; 2017: $513m) and the carrying value of such cash collateral posted by the Group at 31 December 2019 was $10m (2018: $14m; 2017: $nil).

The impairment provision for other financial assets at 31 December 2019 was immaterial.

Trade receivables

Trade receivable exposures are managed locally in the operating units where they arise and credit limits are set as deemed appropriate for the customer. The Group is exposed to customers ranging from government-backed agencies and large private wholesalers to privately owned pharmacies, and the underlying local economic and sovereign risks vary throughout the world. Where appropriate, the Group endeavours to minimise risks by the use of trade finance instruments such as letters of credit and insurance. Following the adoption of IFRS 9 on 1 January 2018, the Group introduced the expected credit loss approach to establish an allowance for impairment that represents its estimate of expected losses in respect of Trade receivables. Given the general quality and short-term nature of our trade receivables, there was no material impact assessed arising from the introduction of this method.

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. To measure expected credit losses, trade receivables have been grouped based on shared credit characteristics and the days past due.

The expected loss rates are based on payment profiles over a period of 36 months before 31 December 2019, 31 December 2018 or 1 January 2018 respectively and the corresponding historical credit losses experienced within this period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customer to settle the receivables.

On that basis, the loss allowance was determined as follows:

		0-90 days	90-180 days	Over 180 days
1 January 2018	Current	past due	past due	past due	Total
Expected loss rate	0.05%	0.75%	5%	33%
Gross carrying amount ($m)	2,490	262	31	35	2,818
Loss allowance ($m)	1	2	1	12	16

		0-90 days	90-180 days	Over 180 days
31 December 2018	Current	past due	past due	past due	Total
Expected loss rate	0.05%	0.75%	10%	47%
Gross carrying amount ($m)	2,854	82	27	70	3,033
Loss allowance ($m)	1	1	3	33	38

		0-90 days	90-180 days	Over 180 days
31 December 2019	Current	past due	past due	past due	Total
Expected loss rate	0.05%	0.75%	2%	44%
Gross carrying amount($m)	3,178	312	82	34	3,606
Loss allowance ($m)	2	2	2	15	21

Trade receivables are written off where there is no reasonable expectation of recovery.

Impairment losses on trade receivables are presented as net impairment losses within Operating profit, any subsequent recoveries are credited against the same line.

In the US, sales to three wholesalers accounted for approximately 94% of US sales (2018: three wholesalers accounted for approximately 88%; 2017: three wholesalers accounted for approximately 60%).

The ageing of trade receivables at the reporting date was:

	2019	2018	2017
	$m	$m	$m
Not past due	3,176	2,853	2,488
Past due 0–90 days	310	81	260
Past due 90–180 days	80	24	31
Past due > 180 days	19	37	23
	3,585	2,995	2,802

	2019	2018	2017
	$m	$m	$m
Movements in provisions for trade receivables
At 1 January	38	16	42
Income statement	(13)	22	(26)
Amounts utilised, exchange and other movements	(4)	–	–
At 31 December	21	38	16

Given the profile of our customers, including large wholesalers and government-backed agencies, no further credit risk has been identified with the trade receivables not past due other than those balances for which an allowance has been made. The income statement credit or charge is recorded in Selling, general and administrative costs.